ENDURANCE EXPLORATION GROUP LLC- Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 20,380	$ 53,560	$ 17,346
Loan receivable- related party	2,705
TOTAL CURRENT ASSETS	23,085	53,560	17,346
Property and equipment
Ship and improvements	300,450	300,450	100,000
Marine equipment	271,385	243,855	13,450
Computer equipment	11,716	7,758
Total property and equipment	583,551	552,063	113,450
Less accumulated depreciation	(136,656)	(73,032)	(23,409)
Total Less accumulated depreciation	446,895	479,031	90,041
Other assets	1,100	1,100
Total Assets	471,080	533,691	107,387
Current Liabilities:
Accounts payable and accrued expenses	41,599	4,857
Note payable to related parties	60,000	60,000
Total Current Liabilities	101,599	64,857
TOTAL LIABILITIES	101,599	64,857
Commitments and contingencies
Stockholders' Deficit
Stockholders' Deficit	1,967,958	1,306,564	632,152
Accumulated deficit during development stage	(1,598,477)	(837,730)	(524,765)
Total Stockholders' Deficit	369,481	468,834	107,387
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 471,080	$ 533,691	$ 107,387